Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions

12.  Related-Party Transactions

Media Purchase Agreement (“MPA”)

In July 2015, the Company entered into a MPA with a related party purchaser for various media placements from 2015 through 2018. The MPA was amended to extend through 2021. The annual commitment for calendar years 2017 through 2021 was $15,000 per year, plus an additional contingent commitment of $5,000 per year. The contingent commitment relates to the Company’s allocation of its non-integration advertising with other advertisers. Effective January 2019, the future minimum commitments related to the MPA were reduced to $15,000 in aggregate through December 31, 2021( $5,000 per year) and the contingent commitment was removed. If the Company satisfies the $15,000 commitment prior to December 31, 2021, the MPA will expire unless the Company elects to extend the MPA through the next NFL season with no required minimum. The Company recorded expense of $3,470 and $2,128 related to the MPA for the three months ended March 31, 2020 and 2019, respectively, in sales and marketing expenses in the condensed consolidated statements of operations. As of March 31,2020 and December 31, 2019, $1,563 and $2,413, respectively, of MPA contractual obligations were unpaid and included in accounts payable and accrued expenses in the condensed consolidated balance sheets.

Private Placement Agent

In March 2015, the Company entered into an engagement letter with a related party (the “Private Placement Agent”), pursuant to which the related party served as a private placement agent for DraftKings in connection with DraftKings’ Series E and Series E‑1 preferred stock financings. The engagement letter terminated in June 2018. Of the Company’s Series E‑1 redeemable convertible preferred stock issued and outstanding, $119,832 and $119,752 as of March 31, 2020 and December 31, 2019, respectively, is held by the related party. Redeemable convertible preferred stock is discussed in Note 8. In connection with the Company’s Series E‑1 redeemable convertible preferred stock issuance, no fees were incurred during the three months ended March 31, 2020 and 2019.

The Company also entered into an engagement letter in August 2019, as amended in December 2019, with the Private Placement Agent. Pursuant to the engagement letter, the Private Placement Agent has acted as the exclusive financial advisor to DraftKings, and the Company has agreed to pay certain acquisition and financing fees in connection with potential transactions. As of the three-months ended March 31, 2020 and March 31, 2019 the Company incurred $601 and $0, respectively, of fees with the Private Placement Agent.

Receivables from Equity Method Investment

The Company provides office space and general operational support to DKFS, LLC, an equity-method affiliate. The operational support is primarily general and administrative support services. As of March 31 2020 and December 31, 2019, the Company had $1,040 and $959, respectively, of receivables from the entity related to these services, which are included within current assets in the condensed consolidated balance sheets.

12.  Related-Party Transactions

Media Purchase Agreement (“MPA”)

In July 2015, the Company entered into a MPA with a related party purchaser for various media placements from 2015 through 2018. The MPA was amended to extend through 2021. The annual commitment for calendar years 2017 through 2021 was $15,000 per year plus an additional contingent commitment of  $5,000 per year. The contingent commitment relates to the Company’s allocation of its non-integration advertising with other advertisers. Effective January 2019, the future minimum commitments related to the MPA were reduced to $15,000 in aggregate through December 31, 2021 ($5,000 per year) and the contingent commitment was removed. If the Company satisfies the $15,000 commitment prior to December 31, 2021, the MPA will expire unless the Company elects to extend the MPA through the next NFL season with no required minimum. The Company recorded expense of  $8,411 and $23,313 related to the MPA for the years ended December 31, 2019 and 2018, respectively, in sales and marketing expenses in the consolidated statements of operations. As of December 31, 2019, and 2018, $2,413 and $428, respectively, of MPA contractual obligations were unpaid and included in accounts payable and accrued expenses in the consolidated balance sheets. Future minimum obligations under the MPA are included in the other contractual obligations table in Note 13.

Private Placement Agent

In March 2015, the Company entered into an engagement letter with a related party (the “Private Placement Agent”), pursuant to which the related party served as a private placement agent for DraftKings in connection with DraftKings’ Series E and Series E‑1 preferred stock financings. The engagement letter terminated in June 2018. Of the Company’s Series E‑1 redeemable convertible preferred stock issued and outstanding, $119,752 and $119,427 as of December 31, 2019 and 2018, respectively, is held by the related party. Redeemable convertible preferred stock is discussed in Note 8. In connection with the Company’s Series E‑1 redeemable convertible preferred stock issuance, $2,066 of fees were incurred during the year ended December 31, 2017 and $0 in fees were incurred during the years ended December 31, 2019 and 2018. The 2017 fees are accreted ratably over the expected life of Series E‑1. These fees are presented in the Series E‑1 redeemable convertible preferred stock in the consolidated balance sheets.

The Company also entered into an engagement letter in August 2019, and amended in December 2019, with the Private Placement Agent. Pursuant to the engagement letter, the Private Placement Agent has acted as the exclusive financial advisor to DraftKings, and the Company has agreed to pay certain acquisition and financing fees in connection with potential transactions. Refer to Note 7 for a description of the financing fee incurred in 2019.

Receivables from Equity Method Investment

The Company provides office space and general overhead support to DKFS, LLC, an equity-method affiliate. The overhead support relates to rent, utilities and general and administrative support services. As of December 31, 2019, the Company had $959 of receivables from the entity related to these services and is included within current assets.

Diamond eagle acquisition
Related Party Transactions

4. Related Party Transactions

Founder Shares

On March 28, 2019, the Sponsor received 10,062,500 shares of Class B common stock (the “Founder Shares”) in exchange for a capital contribution of $25,000, or approximately $0.002 per share.

The Founder Shares are identical to the shares of Class A Common Stock included in the Units sold in the Public Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below.

On April 10, 2019, the Sponsor transferred 4,930,625 Founder Shares to Harry E. Sloan (together with the Sponsor, the “initial stockholders”) for a purchase price of $12,250 (the same per-share price initially paid by the Sponsor), resulting in the Sponsor holding 5,131,875 Founder Shares. On May 10, 2019, the Sponsor and Mr. Sloan each forfeited at no cost 31,875 and 30,625 Founder Shares, respectively, to the Company in connection with the election by the underwriters of the Public Offering to exercise their over-allotment option in part and not in full, resulting in an aggregate of 10,000,000 Founder Shares outstanding. On December 31, 2019, the Sponsor transferred an aggregate of 80,000 Founder Shares to each of the Company's independent directors.

The initial stockholders and the Company's independent directors agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial business combination, or earlier if, subsequent to the Company’s initial business combination, the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the Company’s initial business combination, and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial business combination that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Private Placement Warrants

In conjunction with the Public Offering, the Sponsor and Harry E. Sloan purchased an aggregate of 6,333,334 Private Placement Warrants, at a price of $1.50 per warrant (approximately $9,500,000 in the aggregate) in the IPO Private Placement. Each Private Placement Warrant entitles the holder to purchase one share of Class A Common Stock at $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering to be held in the Trust Account such that at closing of the Public Offering, $400,000,000 was placed in the Trust Account. On December 31, 2019, the Sponsor transferred an aggregate of 333,332 Private Placement Warrants to certain of the Company's independent directors.

The Private Placement Warrants (including the shares of common stock issuable upon exercise of the Private Placement  Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable for cash so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees. If the Private Placement

Warrants are held by someone other than the initial purchasers of the Private Placement Warrants or their permitted transferees, the Private Placement Warrants will be redeemable for cash by the Company and exercisable by such holders on the same basis as the warrants included in the Units sold in the Public Offering. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Warrants sold as part of the Units in the Public Offering and have no net cash settlement provisions.

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that we register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

In connection with the Business Combination, the holders of these securities entered into the Stockholders Agreement (as defined below). See Note 8.

Sponsor Loans

The Sponsor agreed to loan the Company up to an aggregate of $300,000 by the issuance of an unsecured promissory note (the “Note”) to cover expenses related to the Public Offering. The Note was payable without interest on the earlier of December 31, 2019 or the completion of the Public Offering. Upon completion of the Public Offering, $60,875 under the Note was repaid in full. As of March 31, 2020 and December 31, 2019, there was no outstanding balance under the Note.

Administrative Services Agreement

The Company entered into an administrative services agreement in which the Company reimbursed an affiliate of the Sponsor for office space, utilities and secretarial and administrative services provided to members of the Company’s management team in an amount not to exceed $15,000 per month. For the three months ended March  31, 2020 and the period from March 27, 2019 (inception) to March 31, 2019, the Company incurred $45,000 and nil, respectively, of administrative services expenses under the arrangement.

The Company ceased paying these monthly fees upon the Closing.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial business combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. Up to $1,500,000 of such loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the private placement warrants. The terms of such loans have not been determined and no written agreements exist with respect to such loans. No amounts were borrowed under this arrangement as of March 31, 2020 and December 31, 2019.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company's financial position and results of its operations, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

4.           Related Party Transactions

Founder Shares

On March 28, 2019, the Sponsor received 10,062,500 shares of Class B common stock (the “Founder Shares”) in exchange for a capital contribution of $25,000, or approximately $0.002 per share.

The Founder Shares are identical to the shares of Class A common stock included in the Units sold in the Public Offering except that the Founder Shares are subject to certain transfer restrictions,  as described in more detail below.

On April 10, 2019, the Sponsor transferred 4,930,625 Founder Shares to Harry E. Sloan (together with the Sponsor, the “initial stockholders”) for a purchase price of $12,250 (the same per-share price initially paid by the Sponsor), resulting in the Sponsor holding 5,131,875 Founder Shares. On May 10, 2019, the Sponsor and Mr. Sloan each forfeited at no cost 31,875 and 30,625 Founder Shares, respectively, to the Company in connection with the election by the underwriters of the Public Offering to exercise their over-allotment option in part and not in full, resulting in an aggregate of 10,000,000 Founder Shares outstanding. On December 31, 2019, the Sponsor transferred 20,000 Founder Shares to each of the Company’s independent directors, resulting in the Sponsor holding 5,020,000 Founder Shares, for the same per-share purchase price initially paid by the Sponsor.

The initial stockholders and the Company’s independent directors have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of  (A) one year after the completion  of the Company’s initial Business Combination, or earlier if, subsequent  to the Company’s initial Business Combination, the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the Company’s initial Business Combination, and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Rights —The Founder Shares are identical to the Public Shares except that (i) the Founder Shares are subject to certain transfer restrictions, as described above, and (ii) the initial stockholders have agreed to waive their redemption rights in connection with an initial business combination with respect to the Founder Shares and any Public Shares they may purchase, and to waive their redemption rights with respect to the Founder Shares if the Company fails to complete an initial business combination within 24 months from the closing of the Public Offering.

Voting —If the Company seeks stockholder approval of an initial business combination, the initial stockholders have agreed to vote their Founder Shares and any Public Shares purchased during or after the Public Offering in favor of an initial business combination.

Liquidation —Although the initial stockholders and their permitted transferees have waived their redemption rights with respect to the Founder Shares if the Company fails to complete an initial business combination within the prescribed time frame, they will be entitled to redemption rights with respect to any Public Shares they may own.

Private Placement Warrants

In conjunction with the Public Offering, the Sponsor and Harry E. Sloan purchased an aggregate of 6,333,334 private placement warrants (the “Private Placement Warrants”), at a price of $1.50 per warrant (approximately $9,500,000 in the aggregate) in the Private Placement. Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering to be held in the Trust Account such that at closing of the Public Offering, $400,000,000 was placed in the Trust Account. On December 31, 2019, the Sponsor transferred 66,666 Private Placement Warrants to Scott Delman and 133,333 Private Placement Warrants to each of Joshua Kazam and Fredric Rosen for the same per-warrant purchase price initially paid by the Sponsor.

The Private Placement Warrants (including the shares of common stock issuable upon exercise of the Private Placement Warrants) are not transferable, assignable or salable until 30 days after the completion  of the initial business combination and they are non-redeemable for cash so long as they are held by the initial purchasers  of the Private Placement Warrants or their permitted  transferees. If the Private Placement Warrants are held by someone other than the initial purchasers  of the Private Placement Warrants or their permitted  transferees, the Private Placement Warrants will be redeemable for cash by the Company  and exercisable by such holders on the same basis as the warrants included in the Units sold in the Public Offering. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Warrants sold as part of the Units in the Public Offering and have no net cash settlement provisions.

If the Company  does not complete an initial business combination, then the proceeds will be part of the liquidating  distribution to the public stockholders and the Private Placement Warrants issued to the Sponsor, Scott Delman, Fredric Rosen, Joshua Kazam and Harry E. Sloan will expire worthless.

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that we register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Related Party Loans

The Sponsor agreed to loan the Company up to an aggregate of $300,000 by the issuance of an unsecured promissory note (the “Note”)  to cover expenses related to the Public Offering. These loans were payable without interest on the earlier of December 31, 2019 or the completion  of the Public Offering . Upon completion of the Public Offering , $60,675 was repaid in full. At December 31, 2019, there were no amounts  outstanding under the Note.

Administrative Services

The Company  will reimburse the Sponsor for office space, secretarial and administrative services provided to members of the Company’s management team by the Sponsor, members of the Sponsor, and the Company’s management team or their affiliates in an amount  not to exceed $15,000 per month in the event such space and/or services are utilized and the Company does not pay a third party directly for such services, from the date of closing of the Public Offering. As of December 31, 2019, $90,000 of administrative expenses were incurred under this agreement and paid to the Sponsor. Upon completion of an initial business combination or the Company’s liquidation, the Company will cease paying these monthly fees.

Working Capital Loans

In order to finance transaction costs in connection  with an intended initial business combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors intend to loan the Company  funds as may be required. Up to $1,500,000 of such loans may be convertible into warrants  of the post-business combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants  would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such loans, if any, have not been determined  and no written agreements exist with respect to such loans. No amounts were borrowed under this arrangement as of December 31, 2019.